TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Investments — 112.9% of net assets

Common Stocks — 68.2%

U.S. Common Stocks — 50.8%

Aerospace & Defense — 1.2%
Axon Enterprise, Inc. (a)	21,569	$6,748,509
Boeing Co. (a) (b)	4,388	846,840
Cadre Holdings, Inc.	89,371	3,235,230
General Dynamics Corp. (b)	774	218,647
Huntington Ingalls Industries, Inc.	3,103	904,431
MDA Ltd. (a) (b)	85,200	925,246
Mercury Systems, Inc. (a)	24,885	734,108
RTX Corp. (b)	7,891	769,609
Spirit AeroSystems Holdings, Inc., Class A (a)	438	15,799
Textron, Inc.	4,988	478,499
		14,876,918
Air Freight & Logistics — 0.0%
CH Robinson Worldwide, Inc.	1,294	98,525

Automobile Components — 0.2%
Adient PLC (a) (b)	5,876	193,438
Dorman Products, Inc. (a) (b)	3,630	349,896
Goodyear Tire & Rubber Co. (a)	75,912	1,042,272
Lear Corp. (b)	2,965	429,569
		2,015,175
Automobiles — 0.5%
Ford Motor Co.	40,198	533,830
General Motors Co. (b)	53,950	2,446,633
Rivian Automotive, Inc., Class A (a)	20,672	226,358
Tesla, Inc. (a) (b)	18,065	3,175,646
Thor Industries, Inc. (b)	4,561	535,188
		6,917,655
Banks — 0.7%
Bancorp, Inc. (a)	20,983	702,091
Bank of America Corp. (b)	52,952	2,007,940
Citigroup, Inc. (b)	31,331	1,981,372
Citizens Financial Group, Inc.	37,465	1,359,605
First Citizens BancShares, Inc., Class A	91	148,785
First Horizon Corp.	70,238	1,081,665
Huntington Bancshares, Inc.	7,209	100,566
Live Oak Bancshares, Inc.	5,255	218,135
Prosperity Bancshares, Inc.	3,176	208,917

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Truist Financial Corp.	15,450	$602,241
		8,411,317
Beverages — 0.3%
Boston Beer Co., Inc., Class A (a)	990	301,376
Brown-Forman Corp., Class B	27,038	1,395,702
Coca-Cola Co. (b)	4,644	284,120
Coca-Cola Consolidated, Inc.	422	357,185
Molson Coors Beverage Co., Class B	5,207	350,171
PepsiCo, Inc. (b)	5,538	969,205
		3,657,759
Biotechnology — 0.8%
AbbVie, Inc. (b)	3,543	645,180
Apellis Pharmaceuticals, Inc. (a)	253	14,871
Biogen, Inc. (a)	497	107,168
Boundless Bio, Inc. (a)	9,500	135,375
Exact Sciences Corp. (a)	11,685	806,966
Exelixis, Inc. (a)	9,287	220,381
Gilead Sciences, Inc. (b)	11,913	872,627
Incyte Corp. (a)	8,162	464,989
Mirum Pharmaceuticals, Inc. (a)	9,885	248,311
MoonLake Immunotherapeutics (a)	1,992	100,058
Neurocrine Biosciences, Inc. (a)	4,617	636,777
Regeneron Pharmaceuticals, Inc. (a) (b)	254	244,473
Roivant Sciences Ltd. (a)	455,335	4,799,231
Ultragenyx Pharmaceutical, Inc. (a)	293	13,680
United Therapeutics Corp. (a)	833	191,357
Vertex Pharmaceuticals, Inc. (a) (b)	2,418	1,010,748
		10,512,192
Broadline Retail — 2.7%
Amazon.com, Inc. (a) (b)	169,298	30,537,973
eBay, Inc. (b)	6,837	360,857
Etsy, Inc. (a) (b)	16,518	1,135,117
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	21,302	1,695,000
		33,728,947
Building Products — 0.3%
AAON, Inc. (b)	5,413	476,885
Armstrong World Industries, Inc. (b)	1,894	235,273
Builders FirstSource, Inc. (a)	1,478	308,237
Hayward Holdings, Inc. (a)	92,057	1,409,393
Masco Corp. (b)	3,307	260,856
Owens Corning	7,142	1,191,285
Zurn Elkay Water Solutions Corp. (b)	2,615	87,524
		3,969,453

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Capital Markets — 1.1%
Affiliated Managers Group, Inc.	3,546	$593,849
Ameriprise Financial, Inc.	1,081	473,954
Bank of New York Mellon Corp.	8,124	468,105
Charles Schwab Corp. (b)	17,977	1,300,456
Federated Hermes, Inc.	465	16,796
Interactive Brokers Group, Inc., Class A	3,782	422,487
Intercontinental Exchange, Inc. (b)	54,658	7,511,649
Invesco Ltd.	10,682	177,214
LPL Financial Holdings, Inc.	1,583	418,229
Moody’s Corp.	2,546	1,000,654
Northern Trust Corp.	2,169	192,867
State Street Corp.	4,425	342,141
Virtu Financial, Inc., Class A	45,315	929,864
		13,848,265
Chemicals — 0.4%
Axalta Coating Systems Ltd. (a)	5,548	190,796
Celanese Corp.	1,477	253,837
CF Industries Holdings, Inc. (b)	4,759	395,996
Corteva, Inc. (b)	21,044	1,213,608
Eastman Chemical Co. (b)	3,833	384,143
Ingevity Corp. (a)	1,266	60,388
LyondellBasell Industries NV, Class A (b)	4,592	469,670
Mosaic Co.	27,152	881,354
Sherwin-Williams Co. (b)	2,237	776,977
Stepan Co.	4,006	360,700
		4,987,469
Commercial Services & Supplies — 0.3%
ACV Auctions, Inc., Class A (a) (b)	1,560	29,281
Brink’s Co. (b)	3,319	306,609
GEO Group, Inc. (a)	26,077	368,207
GFL Environmental, Inc. (b)	41,369	1,427,231
OPENLANE, Inc. (a)	33,851	585,622
Tetra Tech, Inc. (b)	1,126	207,983
Veralto Corp. (b)	2,295	203,475
Vestis Corp.	32,006	616,756
		3,745,164
Communications Equipment — 0.6%
Arista Networks, Inc. (a) (b)	1,152	334,057
Ciena Corp. (a)	22,462	1,110,746
Cisco Systems, Inc. (b)	47,069	2,349,214
Harmonic, Inc. (a)	84,815	1,139,914
Infinera Corp. (a)	307,157	1,852,157
Juniper Networks, Inc.	19,786	733,269

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Lumentum Holdings, Inc. (a)	13,687	$648,079
		8,167,436
Construction & Engineering — 0.5%
Fluor Corp. (a)	67,935	2,872,292
Great Lakes Dredge & Dock Corp. (a)	59,634	521,797
Quanta Services, Inc. (b)	1,956	508,169
Valmont Industries, Inc.	9,927	2,266,136
WillScot Mobile Mini Holdings Corp. (a) (b)	4,303	200,089
		6,368,483
Construction Materials — 0.0%
Eagle Materials, Inc.	1,264	343,492

Consumer Finance — 0.1%
Ally Financial, Inc.	2,475	100,460
Discover Financial Services	685	89,797
SLM Corp.	2,171	47,306
Synchrony Financial	18,009	776,548
		1,014,111
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc., Class A	561	12,028
BJ’s Wholesale Club Holdings, Inc. (a)	1,370	103,641
Chefs’ Warehouse, Inc. (a)	87,191	3,283,613
Dollar General Corp. (b)	9,746	1,520,961
Grocery Outlet Holding Corp. (a)	12,481	359,203
Kroger Co. (b)	20,047	1,145,285
Performance Food Group Co. (a)	6,392	477,099
Target Corp. (b)	4,405	780,610
Walgreens Boots Alliance, Inc.	36,460	790,817
Walmart, Inc. (b)	28,732	1,728,804
		10,202,061
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA	102,502	351,582
Ball Corp.	5,124	345,153
Berry Global Group, Inc.	14,800	895,104
International Paper Co.	20,495	799,715
Westrock Co. (b)	870	43,021
		2,434,575
Diversified Consumer Services — 0.2%
ADT, Inc.	20,472	137,572
Mister Car Wash, Inc. (a)	241,294	1,870,028
		2,007,600

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc. (b)	228,537	$4,022,251
Globalstar, Inc. (a)	627,412	922,296
Verizon Communications, Inc. (b)	59,240	2,485,710
		7,430,257
Electric Utilities — 0.1%
Hawaiian Electric Industries, Inc. (b)	15,648	176,353
NRG Energy, Inc.	10,931	739,919
		916,272
Electrical Equipment — 0.5%
AMETEK, Inc. (b)	3,356	613,812
EnerSys	16,375	1,546,782
Enovix Corp. (a)	19,782	158,454
Generac Holdings, Inc. (a)	5,273	665,136
nVent Electric PLC	3,133	236,228
Regal Rexnord Corp. (b)	3,325	598,833
Sensata Technologies Holding PLC	11,212	411,929
Vertiv Holdings Co., Class A (b)	19,658	1,605,469
		5,836,643
Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc. (a)	9,833	1,272,980
Avnet, Inc.	4,093	202,931
Belden, Inc.	7,640	707,540
Coherent Corp. (a)	4,583	277,821
Evolv Technologies Holdings, Inc. (a)	230,473	1,025,605
Flex Ltd. (a)	16,073	459,849
PAR Technology Corp. (a)	9,752	442,351
ScanSource, Inc. (a)	344	15,150
TD SYNNEX Corp.	8,305	939,295
Vontier Corp.	3,636	164,929
		5,508,451
Energy Equipment & Services — 0.8%
Atlas Energy Solutions, Inc. (b)	46,663	1,055,517
Baker Hughes Co.	25,686	860,481
Diamond Offshore Drilling, Inc. (a) (b)	36,356	495,896
Halliburton Co. (b)	3,187	125,632
Helix Energy Solutions Group, Inc. (a) (b)	60,194	652,503
Liberty Energy, Inc. (b)	36,470	755,658
Noble Corp. PLC (b)	6,176	299,474
Oceaneering International, Inc. (a)	64,837	1,517,186
Patterson-UTI Energy, Inc.	106,437	1,270,858
Select Water Solutions, Inc. (b)	91,076	840,631
Solaris Oilfield Infrastructure, Inc., Class A	47,539	412,163

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Tidewater, Inc. (a) (b)	8,017	$737,564
Valaris Ltd. (a) (b)	10,950	824,097
Weatherford International PLC (a)	1,105	127,539
		9,975,199
Entertainment — 0.7%
Atlanta Braves Holdings, Inc., Class C (a)	4,087	159,638
Madison Square Garden Sports Corp. (a)	12,696	2,342,666
Netflix, Inc. (a) (b)	4,507	2,737,236
Playtika Holding Corp.	62,016	437,213
Take-Two Interactive Software, Inc. (a)	5,649	838,820
TKO Group Holdings, Inc.	9,735	841,202
Vivid Seats, Inc., Class A (a)	21,691	129,929
Walt Disney Co. (b)	3,277	400,974
Warner Music Group Corp., Class A	14,451	477,172
		8,364,850
Financial Services — 3.1%
Apollo Global Management, Inc.	8,903	1,001,142
AvidXchange Holdings, Inc. (a)	150,443	1,978,325
Berkshire Hathaway, Inc., Class B (a) (b)	6,776	2,849,444
Corebridge Financial, Inc.	2,714	77,973
Corpay, Inc. (a)	3,416	1,053,973
Fidelity National Information Services, Inc.	26,284	1,949,747
Fiserv, Inc. (a) (b)	7,673	1,226,299
Global Payments, Inc.	7,120	951,659
Marqeta, Inc., Class A (a)	312,875	1,864,735
Mastercard, Inc., Class A (b)	3,996	1,924,354
Paymentus Holdings, Inc., Class A (a)	13,604	309,491
Payoneer Global, Inc. (a)	6,587	32,013
PayPal Holdings, Inc. (a)	39,891	2,672,298
Repay Holdings Corp. (a)	70,519	775,709
Swiftmerge Acquisition Corp. (a) (f) (g) (h)	6,943	55,544
Toast, Inc., Class A (a)	75,691	1,886,220
Visa, Inc., Class A (b)	57,744	16,115,195
Western Union Co.	117,598	1,644,020
WEX, Inc. (a)	2,088	495,963
		38,864,104
Food Products — 0.1%
Archer-Daniels-Midland Co.	14,633	919,099
Darling Ingredients, Inc. (a)	10,778	501,285
		1,420,384
Ground Transportation — 0.4%
CSX Corp.	25,654	950,994
JB Hunt Transport Services, Inc.	3,122	622,058
Landstar System, Inc.	855	164,810

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Uber Technologies, Inc. (a) (b)	34,768	$2,676,788
Union Pacific Corp. (b)	4,276	1,051,597
		5,466,247
Health Care Equipment & Supplies — 1.5%
Align Technology, Inc. (a)	1,151	377,436
Baxter International, Inc.	21,587	922,628
IDEXX Laboratories, Inc. (a)	9,063	4,893,386
Lantheus Holdings, Inc. (a)	2,501	155,662
Masimo Corp. (a)	5,709	838,367
Medtronic PLC (b)	12,207	1,063,840
Merit Medical Systems, Inc. (a)	28,579	2,164,859
QuidelOrtho Corp. (a)	280	13,423
Stryker Corp.	21,519	7,701,005
Zimvie, Inc. (a)	35,889	591,810
		18,722,416
Health Care Providers & Services — 1.6%
Amedisys, Inc. (a)	104	9,585
Brookdale Senior Living, Inc. (a)	946	6,253
Cardinal Health, Inc.	8,067	902,697
Cencora, Inc.	1,786	433,980
Centene Corp. (a)	13,669	1,072,743
Cigna Group (b)	6,185	2,246,330
CVS Health Corp. (b)	43,881	3,499,949
Elevance Health, Inc. (b)	748	387,868
HCA Healthcare, Inc. (b)	1,034	344,870
HealthEquity, Inc. (a)	17,853	1,457,340
Humana, Inc.	5,111	1,772,086
McKesson Corp. (b)	1,800	966,330
NeoGenomics, Inc. (a)	154,208	2,424,150
Premier, Inc., Class A	3,418	75,538
Quipt Home Medical Corp. (a)	132,767	580,252
R1 RCM, Inc. (a)	407	5,242
RadNet, Inc. (a) (b)	12,100	588,786
Talkspace, Inc. (a)	259,148	925,158
Tenet Healthcare Corp. (a)	3,068	322,478
UnitedHealth Group, Inc. (b)	3,552	1,757,174
		19,778,809
Health Care REITs — 0.0%
Healthpeak Properties, Inc. (b)	20,322	381,038

Health Care Technology — 0.1%
Phreesia, Inc. (a)	32,399	775,308

Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc.	9,626	168,359

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Hotels, Restaurants & Leisure — 2.3%
Aramark (b)	19,995	$650,237
Booking Holdings, Inc. (b)	2,498	9,062,444
Caesars Entertainment, Inc. (a) (b)	32,614	1,426,536
Chipotle Mexican Grill, Inc. (a) (b)	35	101,737
Domino’s Pizza, Inc. (b)	646	320,984
DraftKings, Inc., Class A (a) (b)	37,110	1,685,165
Expedia Group, Inc. (a) (b)	5,002	689,025
Las Vegas Sands Corp. (b)	14,637	756,733
Marriott International, Inc., Class A	17,606	4,442,170
Potbelly Corp. (a)	64,916	786,133
Royal Caribbean Cruises Ltd. (a) (b)	869	120,800
Starbucks Corp. (b)	42,220	3,858,486
Texas Roadhouse, Inc. (b)	7,795	1,204,094
Travel & Leisure Co.	6,326	309,721
Wendy’s Co. (b)	27,189	512,241
Wingstop, Inc. (b)	2,803	1,027,019
Wynn Resorts Ltd. (b)	15,329	1,567,084
Xponential Fitness, Inc., Class A (a) (b)	51,598	853,431
		29,374,040
Household Durables — 0.5%
KB Home	10,497	744,027
Mohawk Industries, Inc. (a) (b)	3,257	426,309
NVR, Inc. (a) (b)	30	242,999
PulteGroup, Inc. (b)	6,496	783,548
SharkNinja, Inc.	17,535	1,092,255
Taylor Morrison Home Corp. (a)	2,410	149,830
Tempur Sealy International, Inc.	5,416	307,737
Toll Brothers, Inc. (b)	11,247	1,455,024
Whirlpool Corp.	4,177	499,694
		5,701,423
Household Products — 0.7%
Church & Dwight Co., Inc.	45,096	4,703,964
Procter & Gamble Co.	26,646	4,323,313
		9,027,277
Independent Power & Renewable Electricity Producers — 0.1%
Altus Power, Inc. (a)	242,536	1,159,322

Industrial Conglomerates — 0.3%
3M Co. (b)	5,102	541,169
General Electric Co. (b)	15,768	2,767,757
		3,308,926

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Insurance — 1.1%
American International Group, Inc.	10,646	$832,198
Arthur J Gallagher & Co.	3,121	780,375
Assurant, Inc.	1,700	320,008
Axis Capital Holdings Ltd.	16,049	1,043,506
Cincinnati Financial Corp.	550	68,294
CNA Financial Corp.	2,245	101,968
CNO Financial Group, Inc.	13,768	378,345
Everest Group Ltd.	1,770	703,575
Fidelity National Financial, Inc.	122,062	6,481,492
Hartford Financial Services Group, Inc.	2,343	241,446
Lincoln National Corp.	13,365	426,744
MetLife, Inc.	852	63,142
Primerica, Inc.	569	143,934
Reinsurance Group of America, Inc.	1,872	361,071
Unum Group	24,682	1,324,436
Willis Towers Watson PLC	2,179	599,225
		13,869,759
Interactive Media & Services — 3.9%
Alphabet, Inc., Class A (a) (b)	123,614	18,657,061
Alphabet, Inc., Class C (a)	13,178	2,006,482
Cargurus, Inc. (a)	44,574	1,028,768
IAC, Inc. (a)	1,065	56,807
Match Group, Inc. (a)	38,262	1,388,146
MediaAlpha, Inc., Class A (a)	2,825	57,545
Meta Platforms, Inc., Class A (b)	49,300	23,939,094
Pinterest, Inc., Class A (a)	7,754	268,831
Snap, Inc., Class A (a)	120,477	1,383,076
TripAdvisor, Inc. (a)	15,591	433,274
		49,219,084
IT Services — 1.5%
Amdocs Ltd.	11,100	1,003,107
BigCommerce Holdings, Inc. (a)	68,423	471,434
Cloudflare, Inc., Class A (a)	112,450	10,888,533
Cognizant Technology Solutions Corp., Class A	3,223	236,214
Couchbase, Inc. (a)	5,850	153,913
EPAM Systems, Inc. (a)	3,030	836,765
GoDaddy, Inc., Class A (a)	13,282	1,576,308
Grid Dynamics Holdings, Inc. (a)	45,824	563,177
Kyndryl Holdings, Inc. (a)	26,991	587,324
Okta, Inc. (a)	10,869	1,137,115
Snowflake, Inc., Class A (a)	7,591	1,226,706
		18,680,596
Leisure Products — 0.2%
Clarus Corp.	166,802	1,125,914

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Malibu Boats, Inc., Class A (a)	13,281	$574,802
Polaris, Inc.	3,270	327,392
Vista Outdoor, Inc. (a)	31,835	1,043,551
		3,071,659
Life Sciences Tools & Services — 1.5%
Avantor, Inc. (a)	40,623	1,038,730
Bio-Rad Laboratories, Inc., Class A (a)	2,091	723,214
Danaher Corp. (b)	5,293	1,321,768
Illumina, Inc. (a)	18,265	2,508,150
Maravai LifeSciences Holdings, Inc., Class A (a)	1,571	13,621
Medpace Holdings, Inc. (a)	1,536	620,774
Mettler-Toledo International, Inc. (a)	3,256	4,334,680
Thermo Fisher Scientific, Inc. (b)	1,786	1,038,041
Waters Corp. (a)	19,569	6,736,237
		18,335,215
Machinery — 0.9%
AGCO Corp. (b)	10,054	1,236,843
Allison Transmission Holdings, Inc.	16,556	1,343,685
Chart Industries, Inc. (a)	1,346	221,713
Enerpac Tool Group Corp.	11,204	399,535
Flowserve Corp.	9,154	418,155
Gates Industrial Corp. PLC (a)	83,258	1,474,499
IDEX Corp. (b)	1,208	294,776
Otis Worldwide Corp.	29,833	2,961,522
PACCAR, Inc. (b)	5,124	634,812
Pentair PLC (b)	3,196	273,066
Terex Corp.	15,640	1,007,216
Timken Co.	3,235	282,836
Xylem, Inc. (b)	3,199	413,439
		10,962,097
Media — 0.3%
Charter Communications, Inc., Class A (a)	2,697	783,829
Comcast Corp., Class A	6,578	285,156
Integral Ad Science Holding Corp. (a)	247,916	2,471,723
TEGNA, Inc.	34,396	513,876
Trade Desk, Inc., Class A (a)	295	25,789
		4,080,373
Metals & Mining — 0.8%
Cleveland-Cliffs, Inc. (a) (b)	35,495	807,156
Coeur Mining, Inc. (a) (f)	107,000	403,390
Constellium SE (a)	16,399	362,582
Newmont Corp.	46,227	1,656,776
Newmont Corp.	103,188	3,654,629
Perpetua Resources Corp. (a)	128,781	535,729

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Ramaco Resources, Inc., Class A	65,582	$1,104,401
Royal Gold, Inc.	13,726	1,671,964
Steel Dynamics, Inc. (b)	1,222	181,137
U.S. Steel Corp.	663	27,037
		10,404,801
Mortgage Real Estate Investment — 0.0%
Dynex Capital, Inc.	37,582	467,896

Office REITs — 0.0%
Kilroy Realty Corp.	1,588	57,851

Oil, Gas & Consumable Fuels — 1.2%
Cheniere Energy, Inc. (b)	3,129	504,645
Chord Energy Corp. (b)	3,505	624,731
Coterra Energy, Inc.	20,928	583,473
Diamondback Energy, Inc. (b)	1,890	374,541
EQT Corp. (b)	34,537	1,280,287
Exxon Mobil Corp. (b)	5,713	664,079
HF Sinclair Corp.	9,533	575,507
Marathon Petroleum Corp.	4,792	965,588
Matador Resources Co. (b)	6,229	415,910
Murphy Oil Corp.	2,367	108,172
Ovintiv, Inc.	6,376	330,914
PBF Energy, Inc., Class A	4,556	262,289
Permian Resources Corp. (b)	10,786	190,481
Phillips 66	1,926	314,593
Pioneer Natural Resources Co. (b)	888	233,100
Range Resources Corp.	73,362	2,525,854
Southwestern Energy Co. (a) (b)	469,495	3,558,772
Talos Energy, Inc. (a) (b)	23,423	326,282
Valero Energy Corp.	6,876	1,173,665
		15,012,883
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	4,403	369,456

Passenger Airlines — 0.1%
American Airlines Group, Inc. (a)	49,575	760,976
SkyWest, Inc. (a)	4,272	295,110
Southwest Airlines Co.	8,806	257,047
		1,313,133
Personal Care Products — 0.0%
elf Beauty, Inc. (a) (b)	947	185,640

Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co. (b)	7,789	422,397

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Catalent, Inc. (a)	490	$27,661
Eli Lilly & Co. (b)	2,883	2,242,859
Johnson & Johnson (b)	17,299	2,736,529
Merck & Co., Inc. (b)	811	107,011
Organon & Co.	3,983	74,880
		5,611,337
Professional Services — 1.5%
Automatic Data Processing, Inc.	31,546	7,878,298
Broadridge Financial Solutions, Inc. (b)	2,559	524,237
CACI International, Inc., Class A (a) (b)	894	338,674
Clarivate PLC (a) (b)	85,063	632,018
Concentrix Corp. (b)	19,235	1,273,742
Dayforce, Inc. (a) (b)	4,398	291,192
Dun & Bradstreet Holdings, Inc.	169,093	1,697,694
Equifax, Inc.	4,833	1,292,924
First Advantage Corp.	65,007	1,054,413
Fiverr International Ltd. (a)	33,642	708,837
KBR, Inc. (b)	3,679	234,205
ManpowerGroup, Inc.	1,865	144,799
Paychex, Inc.	2,856	350,717
Paycom Software, Inc. (b)	2,351	467,872
Spire Global, Inc. (a)	11,200	134,400
SS&C Technologies Holdings, Inc. (b)	15,508	998,250
Sterling Check Corp. (a)	13,844	222,611
TransUnion (b)	4,444	354,631
		18,599,514
Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings, Inc.	25,379	217,752
Zillow Group, Inc., Class C (a) (b)	10,471	510,775
		728,527
Semiconductors & Semiconductor Equipment — 1.8%
Advanced Micro Devices, Inc. (a) (b)	9,037	1,631,088
Amkor Technology, Inc.	18,288	589,605
Analog Devices, Inc. (b)	7,129	1,410,045
Applied Materials, Inc. (b)	4,483	924,529
Broadcom, Inc. (b)	1,008	1,336,013
Credo Technology Group Holding Ltd. (a)	6,284	133,158
Enphase Energy, Inc. (a)	454	54,925
First Solar, Inc. (a)	9,841	1,661,161
Intel Corp. (b)	28,869	1,275,144
KLA Corp. (b)	506	353,476
Lam Research Corp. (b)	212	205,973
Marvell Technology, Inc.	5,413	383,673
Microchip Technology, Inc.	8,942	802,187
Monolithic Power Systems, Inc.	150	101,613
NVIDIA Corp. (b)	6,584	5,949,039
ON Semiconductor Corp. (a)	4,262	313,470

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
PDF Solutions, Inc. (a)	4,434	$149,293
Qorvo, Inc. (a)	1,185	136,074
QUALCOMM, Inc. (b)	8,079	1,367,775
Skyworks Solutions, Inc.	1,112	120,452
Spire Corp. (a)	3,900	46,800
Texas Instruments, Inc.	11,620	2,024,320
Universal Display Corp.	14,002	2,358,637
		23,328,450
Software — 7.4%
Adobe, Inc. (a) (b)	3,420	1,725,732
Amplitude, Inc., Class A (a)	124,779	1,357,595
AppLovin Corp., Class A (a)	5,774	399,676
Aspen Technology, Inc. (a)	942	200,910
AvePoint, Inc. (a)	49,835	394,693
Bill Holdings, Inc. (a)	22,466	1,543,863
Blackbaud, Inc. (a)	30,414	2,254,894
Blend Labs, Inc., Class A (a)	290,547	944,278
Box, Inc., Class A (a)	18,344	519,502
Clear Secure, Inc., Class A	85,721	1,823,286
Crowdstrike Holdings, Inc., Class A (a) (b)	43,916	14,079,030
CyberArk Software Ltd. (a)	979	260,052
Datadog, Inc., Class A (a)	93,805	11,594,298
DocuSign, Inc. (a)	40,061	2,385,632
Elastic NV (a)	13,646	1,367,875
Envestnet, Inc. (a)	46,743	2,706,887
Fortinet, Inc. (a)	48,561	3,317,202
Gen Digital, Inc.	26,109	584,842
Gitlab, Inc., Class A (a)	6,735	392,785
Gryphon Digital Mining, Inc. (a)	6,555	9,767
HashiCorp, Inc., Class A (a)	66,448	1,790,774
HubSpot, Inc. (a)	728	456,136
Microsoft Corp. (b)	50,196	21,118,461
Monday.com Ltd. (a)	18,659	4,214,508
N-able, Inc. (a)	99,954	1,306,399
NCR Voyix Corp. (a)	5,914	74,694
Nutanix, Inc., Class A (a)	3,355	207,071
Olo, Inc., Class A (a)	223,461	1,226,801
Oracle Corp. (b)	2,770	347,940
Palantir Technologies, Inc., Class A (a)	12,914	297,151
Palo Alto Networks, Inc. (a) (b)	2,479	704,358
Pegasystems, Inc.	10,151	656,161
PowerSchool Holdings, Inc., Class A (a)	5,682	120,970
RingCentral, Inc., Class A (a)	42,049	1,460,782
Roper Technologies, Inc.	868	486,809
Salesforce, Inc. (b)	8,918	2,685,923
SentinelOne, Inc., Class A (a)	19,189	447,296
ServiceNow, Inc. (a) (b)	1,842	1,404,341
Smartsheet, Inc., Class A (a)	6,031	232,193
Sprinklr, Inc., Class A (a)	54,710	671,292
Synopsys, Inc. (a) (b)	984	562,356
Teradata Corp. (a)	9,509	367,713

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Varonis Systems, Inc. (a)	4,378	$206,510
Workday, Inc., Class A (a)	7,739	2,110,812
Workiva, Inc. (a)	2,777	235,490
Zoom Video Communications, Inc., Class A (a)	19,939	1,303,412
Zscaler, Inc. (a)	1,874	360,989
Zuora, Inc., Class A (a)	30,984	282,574
		93,202,715
Specialized REITs — 0.3%
American Tower Corp.	5,736	1,133,376
Crown Castle, Inc. (b)	879	93,025
Equinix, Inc.	982	810,474
National Storage Affiliates Trust	2,037	79,769
Outfront Media, Inc.	15,123	253,915
SBA Communications Corp.	5,424	1,175,381
Uniti Group, Inc.	37,455	220,984
		3,766,924
Specialty Retail — 0.5%
Advance Auto Parts, Inc. (b)	14,013	1,192,366
Arhaus, Inc. (b)	53,620	825,212
Boot Barn Holdings, Inc. (a) (b)	6,918	658,248
Burlington Stores, Inc. (a) (b)	203	47,134
Dick’s Sporting Goods, Inc. (b)	4,807	1,080,902
Five Below, Inc. (a) (b)	7,653	1,388,101
Gap, Inc. (b)	16,692	459,865
Lithia Motors, Inc. (b)	2,567	772,308
Sally Beauty Holdings, Inc. (a) (b)	19,662	244,202
Wayfair, Inc., Class A (a) (b)	2,822	191,557
		6,859,895
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc. (b)	58,012	9,947,898
Dell Technologies, Inc., Class C (b)	9,253	1,055,860
Hewlett Packard Enterprise Co.	8,895	157,708
Pure Storage, Inc., Class A (a)	4,153	215,914
Super Micro Computer, Inc. (a)	321	324,220
		11,701,600
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc. (a)	14,466	2,080,211
Deckers Outdoor Corp. (a) (b)	481	452,746
NIKE, Inc., Class B (b)	47,405	4,455,122
Ralph Lauren Corp. (b)	2,411	452,689
Skechers USA, Inc., Class A (a) (b)	20,222	1,238,800
		8,679,568

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Tobacco — 0.6%
Altria Group, Inc. (b)	2,104	$91,777
Philip Morris International, Inc. (b)	84,207	7,715,045
		7,806,822
Trading Companies & Distributors — 0.2%
Air Lease Corp. (b)	25,034	1,287,749
Core & Main, Inc., Class A (a) (b)	3,949	226,080
GMS, Inc. (a) (b)	1,731	168,496
United Rentals, Inc. (b)	672	484,586
WESCO International, Inc. (b)	5,335	913,779
		3,080,690
Water Utilities — 0.1%
American States Water Co.	4,548	328,548
American Water Works Co., Inc. (b)	3,219	393,394
Essential Utilities, Inc.	11,508	426,371
SJW Group	4,816	272,537
York Water Co.	2,355	85,416
		1,506,266
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (b)	7,434	1,213,378
Total U.S. Common Stocks (Cost $533,292,828)		641,602,051

Foreign Common Stocks — 17.4%

Argentina — 0.0%
Cresud SACIF y A - SPADR	22,762	203,264
IRSA Inversiones y Representaciones SA ADR (a)	847	7,928
		211,192
Australia — 0.0%
Deep Yellow Ltd. (a) (b)	114,936	100,006

Belgium — 0.0%
Liberty Global Ltd., Class C (a)	29,835	526,289

Bermuda — 0.0%
RenaissanceRe Holdings Ltd.	806	189,434

Brazil — 0.3%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	21,500	105,284
Centrais Eletricas Brasileiras SA	128,102	1,065,090

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
MercadoLibre, Inc. (a)	491	$742,372
Wheaton Precious Metals Corp.	49,850	2,349,431
		4,262,177
Burkina Faso — 0.1%
Endeavour Mining PLC	49,000	995,519

Cameroon, United Republic Of — 0.1%
Golar LNG Ltd.	27,415	659,605

Canada — 5.1%
Alaris Equity Partners Income (b)	45,100	569,348
Algoma Steel Group, Inc.	86,510	734,470
Artemis Gold, Inc. (a)	211,659	1,268,813
Atex Resources, Inc. (a)	300,000	327,784
Barrick Gold Corp. - NYSE Shares	139,320	2,318,285
Bear Creek Mining Corp. (a)	319,151	53,013
Brookfield Corp., Class A	18,679	782,090
Calibre Mining Corp. (a) (b)	377,800	465,783
Cameco Corp. - TSX Shares (b)	11,600	502,177
Canadian Pacific Kansas City Ltd. (b)	14,674	1,293,807
Canfor Corp. (a) (b)	63,100	797,048
Capstone Copper Corp. (a) (b)	214,200	1,363,113
Celestica, Inc. (a) (b)	25,400	1,141,223
Cenovus Energy, Inc. (b)	47,900	957,611
Cineplex, Inc. (a)	156,300	850,416
Coveo Solutions, Inc. (a)	78,800	598,032
Crescent Point Energy Corp. (b)	61,600	503,878
Cybin, Inc. (a) (f)	890,265	271,769
Dundee Corp., Class A (a)	405,126	287,122
Dye & Durham Ltd. (b)	100,100	1,161,694
Enerflex Ltd. (b)	141,000	820,258
Equinox Gold Corp. (a) (d)	498,386	3,006,027
Equinox Gold Corp. (a)	399,107	2,402,624
Fission Uranium Corp. (a)	518,825	371,533
Franco-Nevada Corp. (b)	11,200	1,334,524
Gildan Activewear, Inc. (b)	12,400	460,188
Global Atomic Corp. (a)	138,100	231,433
Global Atomic Corp. (a)	19,900	33,349
goeasy Ltd. (b)	9,000	1,059,031
Hammond Power Solutions, Inc. (b)	2,300	246,207
i-80 Gold Corp. (a) (f)	330,200	433,912
International Tower Hill Mines Ltd. (a)	376,174	259,372
Karora Resources, Inc. (a) (b)	263,000	986,335
Lithium Americas Argentina Corp. (a)	251,777	1,357,078
Magna International, Inc. (b)	40,155	2,187,644
MEG Energy Corp. (a)	7,740	177,708
North American Construction Group Ltd. (b)	33,600	747,135
Northern Dynasty Minerals Ltd. (a)	338,909	107,773
Northern Dynasty Minerals Ltd. (a) (d)	752,336	236,051
Novagold Resources, Inc. (a)	373,700	1,121,100
Nutrien Ltd. (b)	63,496	3,448,468

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Nuvei Corp. (c) (b)	24,900	$787,138
Open Text Corp. (b)	25,900	1,004,986
Organigram Holdings, Inc. (a)	675,000	1,440,146
Pan American Silver Corp. (d)	29,458	444,083
Parkland Corp. (b)	16,600	528,680
Pasofino Gold Ltd. (a)	61,000	23,417
Pembina Pipeline Corp. (a) (b)	15,400	543,329
Precision Drilling Corp. (a) (b)	10,100	679,497
Sandstorm Gold Ltd.	64,330	337,733
Seabridge Gold, Inc. (a) (d)	101,511	1,534,787
Seabridge Gold, Inc. (a) (d)	58,102	878,502
Shopify, Inc., Class A (a)	130,467	10,068,138
Somerset Energy Partners Corp. (a) (f) (g) (h)	130,200	43,254
Spin Master Corp. (c) (b)	33,200	849,516
Sprott Physical Uranium Trust	76,317	1,580,371
Sprott, Inc. (d)	18,058	666,302
Stelco Holdings, Inc. (b)	25,300	834,337
Stella-Jones, Inc. (b)	6,700	390,757
Tamarack Valley Energy Ltd. (b)	203,900	578,034
Taseko Mines Ltd. (a)	451,154	979,004
Teck Resources Ltd., Class B (b)	29,000	1,327,378
TFI International, Inc. (b)	3,600	574,065
Victoria Gold Corp. (a)	225,800	1,103,537
Vitalhub Corp. (a)	9,100	40,443
Western Copper & Gold Corp. (a) (d)	137,610	210,293
		64,722,953
China — 0.7%
Alibaba Group Holding Ltd. - SPADR (b)	14,586	1,055,443
Baidu, Inc., Class A (a)	44,450	582,140
Baidu, Inc. - SPADR (a)	1,284	135,180
CGN Power Co. Ltd., Class H (c)	7,906,000	2,343,542
Changgang Dunxin Enterprise Co. Ltd. (a) (f) (g)	4,640,000	—
China Communications Services Corp. Ltd., Class H	2,698,000	1,259,212
Guangshen Railway Co. Ltd., Class H (a) (d)	2,686,000	607,795
JD.com, Inc. - ADR (b)	6,866	188,060
NXP Semiconductors NV	1,826	452,428
PDD Holdings, Inc. - ADR (a) (b)	5,129	596,246
Shanghai Electric Group Co. Ltd., Class H (a)	2,492,000	484,000
Sinopec Engineering Group Co. Ltd., Class H	628,000	361,682
Sinopharm Group Co. Ltd., Class H	118,800	304,728
Trip.com Group Ltd. - ADR (a) (b)	5,831	255,923
		8,626,379
Colombia — 0.1%
Aris Mining Corp. (a)	250,800	899,847

Denmark — 2.3%
Coloplast AS, Class B	35,682	4,829,105
GN Store Nord AS (a) (b)	8,744	232,212
H Lundbeck AS (b)	893,908	4,300,663
Novo Nordisk AS, Class B (b)	123,369	15,803,066

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Novonesis (Novozymes) B, Shares - B (b)	68,043	$3,993,482
		29,158,528
Finland — 0.5%
Mandatum OYJ (a)	62,184	277,104
Mandatum OYJ (a) (b)	115,001	514,020
Nanoform Finland PLC (a)	487,214	1,447,403
Nordea Bank Abp (b)	169,267	1,912,680
Sampo OYJ, Shares - A (b)	47,666	2,032,052
		6,183,259
France — 1.4%
Carrefour SA	68,376	1,170,156
Euroapi SA (a)	187,813	566,330
L’Oreal SA	18,628	8,834,554
LVMH Moet Hennessy Louis Vuitton SE	8,093	7,319,610
		17,890,650
Germany — 0.2%
K&S AG	119,870	1,869,715

Hong Kong — 0.1%
CECEP COSTIN New Materials Group Ltd. (a) (f) (g)	1,736,000	—
Hi Sun Technology China Ltd. (a) (d)	3,975,000	253,578
Hua Han Health Industry Holdings Ltd. (a) (f) (g)	6,984,000	—
Luks Group Vietnam Holdings Co. Ltd.	1,682,000	193,410
PAX Global Technology Ltd.	425,000	335,092
WH Group Ltd. (c)	1,010,000	666,542
		1,448,622
Indonesia — 0.4%
First Pacific Co. Ltd.	1,796,000	903,283
First Resources Ltd.	1,085,400	1,101,458
Golden Agri-Resources Ltd.	14,749,600	2,962,362
United Tractors Tbk. PT	49,900	76,093
		5,043,196
Ireland — 0.1%
AerCap Holdings NV (a)	7,199	625,665

Israel — 0.1%
JFrog Ltd. (a)	17,507	774,160

Japan — 0.6%
Cellebrite DI Ltd. (a)	110,749	1,227,099
Electric Power Development Co. Ltd.	14,300	235,006
Fukuda Corp.	11,000	408,189
Inpex Corp.	23,300	355,033
Japan Petroleum Exploration Co. Ltd. (d)	13,100	592,961

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Kamigumi Co. Ltd. (d)	32,600	$717,095
Kato Sangyo Co. Ltd.	10,400	311,798
Kyorin Pharmaceutical Co. Ltd. (d)	96,200	1,155,956
Medipal Holdings Corp.	10,700	163,535
Mitsui & Co. Ltd.	9,300	434,521
Suzuken Co. Ltd.	30,800	938,422
West Japan Railway Co.	52,800	1,100,032
		7,639,647
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC - GDR (e)	70,204	1,249,327
NAC Kazatomprom JSC - GDR (e)	232	9,384
NAC Kazatomprom JSC - GDR (e)	1,353	54,709
NAC Kazatomprom JSC - GDR, 144A Shares (c)	70,308	2,843,959
		4,157,379
Lebanon — 0.0%
Solidere - ADR (a) (e) (f) (g)	38,451	421,904

Malaysia — 0.1%
Genting Plantations Bhd.	299,100	388,577
Oriental Holdings Bhd.	262,800	349,069
		737,646
Malta — 0.2%
Kambi Group PLC (a)	251,479	2,168,811

Mexico — 0.1%
Coca-Cola Femsa SAB de CV - SPADR	7,391	718,405
Ollamani SAB (a)	7,415	13,448
		731,853
Mongolia — 0.0%
SJM Holdings Ltd. (a) (d)	1,656,000	505,869

Myanmar — 0.0%
Yoma Strategic Holdings Ltd. (a) (d)	3,695,700	120,457

Namibia — 0.0%
Osino Resources Corp. (a)	304,600	398,023

Puerto Rico — 0.1%
EVERTEC, Inc.	29,863	1,191,533
Popular, Inc.	4,175	367,776
		1,559,309

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Russia — 0.0%
Etalon Group PLC - GDR (a) (e) (f) (g)	599,848	$—
Etalon Group PLC - GDR - LSE Shares (a) (e) (f) (g)	84,223	—
Federal Grid Co.-Rosseti PJSC (a) (f) (g)	1,019,443,892	—
Gazprom PJSC (a) (f) (g)	1,409,587	—
Lenta International Co. PJSC - GDR (a) (f) (g)	351,208	—
LSR Group PJSC (f) (g)	96,020	—
Moscow Exchange MICEX-Rates PJSC (f) (g)	798,487	—
Polyus PJSC - GDR (a) (e) (f) (g)	34,231	—
RusHydro PJSC (f) (g)	354,557,380	—
Sberbank of Russia PJSC (f) (g)	688,194	—
VTB Bank PJSC (a) (f) (g)	2,650,300,990	—
		—
South Africa — 0.5%
Anglo American Platinum Ltd. (d)	44,169	1,790,703
Harmony Gold Mining Co. Ltd. - SPADR	124,666	1,018,521
Impala Platinum Holdings Ltd. (d)	857,185	3,554,904
		6,364,128
South Korea — 1.5%
DL E&C Co. Ltd.	42,164	1,153,018
GS Holdings Corp.	16,395	589,402
Hana Financial Group, Inc.	18,028	788,971
Hankook & Co. Co. Ltd.	62,475	748,110
Hyundai Department Store Co. Ltd.	36,504	1,407,555
Korea Electric Power Corp.	57,037	937,570
Korea Electric Power Corp. - SPADR (d)	106,105	883,855
Korean Reinsurance Co.	107,955	667,135
KT Corp.	10,468	295,158
KT Corp. - SPADR (d)	316,529	4,437,737
LG Corp.	25,091	1,627,645
LG Uplus Corp.	568,759	4,246,339
Lotte Chemical Corp.	13,151	1,170,665
LX Holdings Corp.	25,711	133,520
PHA Co. Ltd.	23,013	189,604
		19,276,284
Spain — 0.3%
Amadeus IT Group SA	51,984	3,333,843

Sri Lanka — 0.0%
Hemas Holdings PLC	1,337,560	357,870

Sweden — 1.0%
Alfa Laval AB (b)	32,884	1,292,598
Alleima AB (b)	1	7
Atlas Copco AB, Shares - B (b)	106,206	1,567,820
Boule Diagnostics AB (a)	180,978	167,828

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Elanders AB, Shares - B	26,852	$312,997
Fortnox AB (b)	290,724	1,815,086
Greater Than AB (a)	280,071	1,746,116
Infant Bacterial Therapeutics AB (a)	50,188	374,669
Investor AB, Shares - B (b)	91,567	2,295,310
Nibe Industrier AB, Shares - B (b)	50,160	246,235
Skandinaviska Enskilda Banken AB, Class A (b)	106,591	1,441,695
Synsam AB (b)	147,891	802,126
		12,062,487
Switzerland — 0.2%
Sportradar Group AG, Class A (a)	257,048	2,992,039

Thailand — 0.0%
Kasikornbank PCL	167,200	568,331

Ukraine — 0.1%
Astarta Holding PLC	45,135	326,589
MHP SE GDR (a) (e)	236,097	774,396
		1,100,985
United Kingdom — 0.9%
British American Tobacco PLC - SPADR	61,045	1,861,872
CK Hutchison Holdings Ltd.	585,000	2,828,192
Gabriel Resources Ltd. (a)	1,934,000	21,417
TechnipFMC PLC (b)	17,349	435,633
Unilever PLC	87,091	4,373,375
Vodafone Group PLC	1,045,797	925,952
Yellow Cake PLC (a) (c)	147,858	1,122,572
		11,569,013
Total Foreign Common Stocks (Cost $219,722,988)		220,253,074
Total Common Stocks (Cost $753,015,816)		861,855,125

	Number of Contracts	Value
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (f) (Cost $77,784)	367,492	$164,636

Warrants — 0.1%
Atlas Salt, Inc., Expiring 01/16/25 (Canada) (a) (f)	137,250	1,001
Cardiol Therapeutics, Inc., Expiring 11/05/24 (Canada) (a) (f)	7,900	761
EBET, Inc., Expiring 08/02/28 (United States) (a) (f)	266	44
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (f)	49,400	87,790
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (f) (h)	1,005	161
FG Acquisition Corp., Expiring 04/05/30 (Canada) (a)	16,150	18,572

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Contracts	Value
Global Atomic Corp., Expiring 09/17/24 (Canada) (a) (f)	61,100	$5,032
Gryphon Digital Mining, Inc., Expiring 06/30/24 (United States) (a) (f) (g) (h)	10,298	—
Heliostar Metals Ltd., Expiring 03/09/26 (Canada) (a) (f)	131,700	7,230
Hive Digital Technologies Ltd., Expiring 05/30/24 (Canada) (a)	20,100	2,968
Hive Digital Technologies Ltd., Expiring 12/28/26 (Canada) (a) (f)	44,900	76,952
Organigram Holdings, Inc., Expiring 04/02/28 (Canada) (a) (f)	337,500	452,645
Rambler Metals & Mining PLC, Expiring 01/13/26 (United Kingdom) (a) (f) (g)	9,834	—
Royal Helium Ltd., Expiring 06/30/25 (Canada) (a) (f) (h)	1,159,587	38,472
Royal Helium Ltd., Expiring 01/10/26 (Canada) (a) (f) (h)	1,538,400	49,485
Somerset Energy Partners Corp., Expiring 04/08/24 (Canada) (a) (f) (g) (h)	130,200	1,056
Swiftmerge Acquisition Corp., Expiring 12/15/26 (United States) (a) (f) (h)	9,258	518
Trillion Energy International, Inc., Expiring 06/29/25 (Canada) (a)	1,561,485	5,764
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (f)	50,000	23,887
Valens Co., Inc., Expiring 06/01/24 (Canada) (a) (f)	37,950	4
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (f)	75,000	4,318
Total Warrants (Cost $339,358)		776,660

	Principal Amount	Value
Corporate Bonds — 0.0%

Oil, Gas & Consumable Fuels — 0.0%
Trillion Energy International, Inc., 12.000%, 04/30/25 (Canada) (f) (g) (h) (Cost $337,084)	$453,800	$335,019

Convertible Bonds — 0.2%

Health Care Equipment & Supplies — 0.0%
Synaptive Medical, Inc., 10.000%, 10/31/24 (a)(f) (g) (h)	120,000	120,000

Oil, Gas & Consumable Fuels — 0.1%
Royal Helium Ltd., 12.000%, 06/30/25 (Canada) (a) (f) (g) (h)	429,000	316,710
Royal Helium Ltd., 14.000%, 12/31/25 (Canada) (a) (f) (h)	312,000	230,335
Total Oil, Gas & Consumable Fuels (Cost $507,378)		547,045

Software — 0.1%
Dye & Durham Ltd., 3.750%, 03/01/26 (Canada)(c)	1,770,000	1,274,484
Total Convertible Bonds (Cost $1,794,187)		1,941,529

U.S. Treasury Bonds/Notes — 7.2%
U.S. Treasury Notes, 1.500%, 09/30/24	174,000	170,795
U.S. Treasury Notes, 4.500%, 11/30/24	4,817,000	4,793,856
U.S. Treasury Notes, 1.500%, 02/15/25	1,841,000	1,784,170
U.S. Treasury Notes, 2.125%, 05/15/25	2,070,000	2,006,283
U.S. Treasury Notes, 0.250%, 05/31/25	1,746,000	1,653,789
U.S. Treasury Notes, 3.000%, 07/15/25	965,000	942,496
U.S. Treasury Notes, 5.000%, 09/30/25	2,300,000	2,306,020

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Principal Amount	Value
U.S. Treasury Notes, 2.250%, 11/15/25	$1,907,000	$1,832,210
U.S. Treasury Notes, 0.375%, 11/30/25	2,022,900	1,882,324
U.S. Treasury Notes, 0.375%, 01/31/26	2,166,000	2,002,873
U.S. Treasury Notes, 0.500%, 02/28/26	1,648,000	1,523,563
U.S. Treasury Notes, 1.875%, 07/31/26	2,739,000	2,578,619
U.S. Treasury Notes, 1.125%, 10/31/26	2,487,000	2,284,931
U.S. Treasury Notes, 1.500%, 01/31/27	3,750,000	3,459,229
U.S. Treasury Notes, 1.875%, 02/28/27	2,249,000	2,093,415
U.S. Treasury Notes, 2.750%, 07/31/27	2,450,000	2,327,691
U.S. Treasury Notes, 0.500%, 08/31/27	2,400,000	2,109,281
U.S. Treasury Notes, 4.125%, 09/30/27	892,000	885,449
U.S. Treasury Notes, 0.625%, 11/30/27	2,799,000	2,450,874
U.S. Treasury Notes, 1.250%, 03/31/28	3,258,000	2,896,184
U.S. Treasury Notes, 1.250%, 05/31/28	1,719,000	1,521,651
U.S. Treasury Notes, 2.875%, 08/15/28	900,000	850,324
U.S. Treasury Notes, 1.125%, 08/31/28	1,576,000	1,378,877
U.S. Treasury Notes, 4.375%, 08/31/28	1,223,000	1,228,685
U.S. Treasury Notes, 4.625%, 09/30/28	850,000	862,717
U.S. Treasury Notes, 4.875%, 10/31/28	1,010,000	1,035,921
U.S. Treasury Notes, 4.375%, 11/30/28	785,000	789,569
U.S. Treasury Notes, 3.750%, 12/31/28	1,350,000	1,321,945
U.S. Treasury Notes, 4.000%, 01/31/29	877,000	868,436
U.S. Treasury Notes, 2.750%, 08/15/32	13,699,000	12,297,528
U.S. Treasury Notes, 3.375%, 05/15/33	15,891,000	14,900,295
U.S. Treasury Notes, 3.875%, 08/15/33	12,374,000	12,056,916
Total U.S. Treasury Bonds/Notes (Cost $91,856,014)		91,096,916

	Number of Shares	Value
Acquired Funds — 21.2%

Exchange-Traded Funds (ETFs) — 9.6%
Energy Select Sector SPDR Fund	76,993	$7,268,909
Financial Select Sector SPDR Fund	362,949	15,287,412
Health Care Select Sector SPDR Fund	286,581	42,336,611
Technology Select Sector SPDR Fund	162,475	33,838,669
Vanguard Financials ETF (d)	213,451	21,855,248
		120,586,849
Private Investment Funds (i) — 11.6%
Bellus Ventures II, LP (a) (f) (g) (h)	79,882	16,637,122
Eversept Global Healthcare Fund, LP (a) (f) (g) (h)		25,949,038
Farallon Capital Institutional Partners, LP (a) (f) (g) (h)		851,698
Helikon Long Short Equity Fund ICAV (a) (f) (g) (h)	4,297	21,940,542
Honeycomb Partners, LP (a) (f) (g) (h)		27,075,607
Northwest Feilong Fund Ltd. (a) (f) (g) (h)	11,767	22,451,578
QVT Roviant, LP (a) (f) (g) (h)	1,174	4,130,313
Voloridge Fund, LP (a) (f) (g) (h)		17,904,099

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Voloridge Trading Aggressive Fund (a) (f) (g) (h)		$10,013,333
		146,953,330
Total Acquired Funds (Cost $200,319,069)		267,540,179

Preferred Stocks — 0.2%
Draegerwerk AG & Co. KGaA, 0.38% (Germany)	15,926	874,516
Hyundai Motor Co., 10.83% (South Korea)	2,334	274,170
Hyundai Motor Co., 11.07% (South Korea)	2,726	317,586
Petroleo Brasileiro SA, 8.54% (Brazil)	84,100	626,466
Synaptive Medical, Inc., Class B, 0.00% (Canada) (a) (f) (g) (h)	89,142	185,712
Total Preferred Stocks (Cost $1,672,107)		2,278,450

	Number of Contracts	Value
Purchased Option Contracts — 0.0%

Calls — 0.0%
ADT, Inc., Notional Amount $447,750, Strike Price $7.5 Expiring 05/17/2024 (United States)	597	$11,940
Atlas Copco AB, Notional Amount $8,500,000, Strike Price $200 Expiring 06/20/2024 (Sweden)	425	6,353
First Quantum Minerals, Ltd., Notional Amount $1,881,000, Strike Price $15 Expiring 12/20/2024 (Canada)	1,254	240,700
Infinera Corp., Notional Amount $144,900, Strike Price $7 Expiring 07/19/2024 (United States)	207	12,420
Investor AB, Notional Amount $12,055,500, Strike Price $285 Expiring 06/20/2024 (Sweden)	423	5,533
Paychex, Inc., Notional Amount $1,000,000, Strike Price $125 Expiring 04/19/2024 (United States)	80	22,160
Skandinaviska Enskilda Banken AB, Notional Amount $15,776,000, Strike Price $160 Expiring 06/20/2024 (Sweden)	986	13,356
Vista Outdoor, Inc., Notional Amount $1,280,500, Strike Price $32.5 Expiring 09/20/2024 (United States)	394	112,290
Total Calls (Cost $358,446)		424,752

Puts — 0.0%
AAK AB, Notional Amount $11,120,000, Strike Price $200 Expiring 06/20/2024 (Sweden)	556	$52
Axfood AB, Notional Amount $19,035,000, Strike Price $270 Expiring 06/20/2024 (Sweden)	705	3,293
Call EUR vs. Put JPY, Notional Amount $1,006,400,000, Strike Price $136 Expiring 09/05/2024 (Germany)	7,400,000	5,956
Call EUR vs. Put JPY, Notional Amount $1,006,400,000, Strike Price $136 Expiring 09/06/2024 (Germany)	7,400,000	6,028
Evolution AB, Notional Amount $27,027,000, Strike Price $1,170 Expiring 05/17/2024 (Sweden)	231	38,306

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Contracts	Value
iShares S&P/TSX 60 Index ETF, Notional Amount $1,485,000, Strike Price $33 Expiring 05/17/2024 (Canada)	450	$5,315
Sandvik AB, Notional Amount $28,260,000, Strike Price $200 Expiring 05/17/2024 (Sweden)	1,413	3,960
Sandvik AB, Notional Amount $10,526,000, Strike Price $190 Expiring 06/20/2024 (Sweden)	554	2,070
SPDR S&P 500 ETF Trust, Notional Amount $2,523,500, Strike Price $515 Expiring 04/19/2024 (United States)	49	10,731
Volvo AB, Notional Amount $24,612,000, Strike Price $210 Expiring 06/20/2024 (Sweden)	1,172	109
Volvo AB, Notional Amount $14,924,000, Strike Price $260 Expiring 06/20/2024 (Sweden)	574	4,290
Total Puts (Cost $1,271,368)		80,110
Total Purchased Option Contracts (Cost $1,629,814)		504,862

	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (a) (f) (g) (h)	260,322	$—

	Principal Amount	Value
Short-Term Investments — 15.8%

Repurchase Agreement — 12.2%
Fixed Income Clearing Corp. issued on 3/28/24 (proceeds at maturity $154,564,617) (collateralized by U.S. Treasury Note, due 9/30/25 with a total par value of $150,856,100 and a total market value of $153,367,109; U.S. Treasury Bill, due 06/18/24 with a total par value of $4,311,800 and a total market value of $4,260,840), 1.600%, 04/01/24
(Cost $154,537,144)	$154,537,144	$154,537,144

Unaffiliated Investment Company — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.340%, (j) (k)
(Cost $5,556,581)	5,556,581	5,556,581

U.S Treasury Bills — 3.2%
U.S. Treasury Bills, 5.422%, 05/23/24 (j)	7,108,300	7,054,406
U.S. Treasury Bills, 5.341%, 07/09/24 (j)	7,916,300	7,803,293

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Principal Amount	Value
U.S. Treasury Bills, 5.316%, 09/26/24 (j)	$26,673,000	$25,997,978
Total U.S Treasury Bills (Cost $40,857,370)		40,855,677
Total Short-Term Investments (Cost $200,951,095)		200,949,402
Total Investments — 112.9% (Cost $1,251,992,328)		1,427,442,778
Liabilities in Excess of Other Assets — (12.9)%		(162,622,815)
Net Assets — 100.0%		$1,264,819,963

Securities Sold Short — (12.2)%

	Number of Shares	Value
Common Stocks — (12.2)%

U.S. Common Stocks — (9.3)%

Aerospace & Defense — (0.0)%
Axon Enterprise, Inc. (a)	(219)	(68,521)
BWX Technologies, Inc.	(69)	(7,081)
Mercury Systems, Inc. (a)	(7,760)	(228,920)
		(304,522)
Automobile Components — (0.1)%
Fox Factory Holding Corp. (a)	(4,189)	(218,121)
QuantumScape Corp. (a)	(212,299)	(1,335,361)
		(1,553,482)
Automobiles — (0.2)%
Harley-Davidson, Inc.	(23,328)	(1,020,367)
Lucid Group, Inc. (a)	(43,881)	(125,061)
Rivian Automotive, Inc., Class A (a)	(122,097)	(1,336,962)
Tesla, Inc. (a)	(2,503)	(440,002)
Winnebago Industries, Inc.	(1,404)	(103,896)
		(3,026,288)
Banks — (0.1)%
Cadence Bank	(16,014)	(464,406)
First Financial Bankshares, Inc.	(10,017)	(328,658)
Glacier Bancorp, Inc.	(615)	(24,772)
M&T Bank Corp.	(2,150)	(312,696)
New York Community Bancorp, Inc.	(32,935)	(106,050)
U.S. Bancorp	(3,361)	(150,237)
		(1,386,819)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Beverages — (0.0)%
Boston Beer Co., Inc., Class A (a)	(1,034)	$(314,770)
MGP Ingredients, Inc.	(891)	(76,742)
		(391,512)
Biotechnology — (0.1)%
Arrowhead Pharmaceuticals, Inc. (a)	(22,605)	(646,503)
Ionis Pharmaceuticals, Inc. (a)	(9,053)	(392,447)
Moderna, Inc. (a)	(6,085)	(648,418)
		(1,687,368)
Broadline Retail — (0.2)%
Etsy, Inc. (a)	(9,291)	(638,478)
Kohl’s Corp.	(52,501)	(1,530,404)
		(2,168,882)
Building Products — (0.1)%
Advanced Drainage Systems, Inc.	(1,950)	(335,868)
Hayward Holdings, Inc. (a)	(29,487)	(451,446)
Trex Co., Inc. (a)	(2,769)	(276,208)
		(1,063,522)
Capital Markets — (0.0)%
Coinbase Global, Inc., Class A (a)	(934)	(247,622)
Franklin Resources, Inc.	(11,100)	(312,021)
		(559,643)
Chemicals — (0.1)%
Cabot Corp.	(2,548)	(234,926)
Celanese Corp.	(3,790)	(651,349)
Ginkgo Bioworks Holdings, Inc. (a)	(264,978)	(307,374)
Tronox Holdings PLC	(38,290)	(664,332)
		(1,857,981)
Commercial Services & Supplies — (0.1)%
ABM Industries, Inc.	(16,861)	(752,338)

Communications Equipment — (0.1)%
Extreme Networks, Inc. (a)	(37,214)	(429,450)
F5, Inc. (a)	(210)	(39,814)
Lumentum Holdings, Inc. (a)	(13,233)	(626,582)
Viasat, Inc. (a)	(4,066)	(73,554)
		(1,169,400)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Construction & Engineering — (0.1)%
Dycom Industries, Inc. (a)	(6,188)	$(888,164)
Quanta Services, Inc.	(146)	(37,931)
Sterling Infrastructure, Inc. (a)	(3,582)	(395,130)
		(1,321,225)
Consumer Finance — (0.0)%
SoFi Technologies, Inc. (a)	(20,644)	(150,701)

Consumer Staples Distribution & Retail — (0.2)%
BJ’s Wholesale Club Holdings, Inc. (a)	(18,208)	(1,377,435)
Grocery Outlet Holding Corp. (a)	(22,074)	(635,290)
Sprouts Farmers Market, Inc. (a)	(9,492)	(612,044)
		(2,624,769)
Diversified Consumer Services — (0.2)%
Duolingo, Inc. (a)	(6,179)	(1,362,964)
Frontdoor, Inc. (a)	(6,175)	(201,182)
H&R Block, Inc.	(14,340)	(704,237)
Perdoceo Education Corp.	(6,681)	(117,318)
		(2,385,701)
Diversified Telecommunication Services — (0.1)%
Cogent Communications Holdings, Inc.	(15,479)	(1,011,243)

Electric Utilities — (0.0)%
Otter Tail Corp.	(411)	(35,510)
Southern Co.	(1,227)	(88,025)
		(123,535)
Electrical Equipment — (0.4)%
Atkore, Inc.	(1,599)	(304,386)
Encore Wire Corp.	(2,412)	(633,825)
Generac Holdings, Inc. (a)	(8,162)	(1,029,555)
NEXTracker, Inc., Class A (a)	(22,564)	(1,269,676)
Plug Power, Inc. (a)	(189,908)	(653,283)
Powell Industries, Inc.	(5,759)	(819,506)
Shoals Technologies Group, Inc., Class A (a)	(34,171)	(382,032)
Sunrun, Inc. (a)	(26,834)	(353,672)
		(5,445,935)
Electronic Equipment, Instruments & Components — (0.1)%
Badger Meter, Inc.	(1,524)	(246,599)
Cognex Corp.	(1,331)	(56,461)
Crane NXT Co.	(2,768)	(171,339)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Novanta, Inc. (a)	(3,446)	$(602,257)
		(1,076,656)
Energy Equipment & Services — (0.4)%
Core Laboratories, Inc.	(74,114)	(1,265,867)
Helmerich & Payne, Inc.	(28,559)	(1,201,192)
Nabors Industries Ltd. (a)	(16,248)	(1,399,440)
NOV, Inc.	(16,636)	(324,735)
Patterson-UTI Energy, Inc.	(28,006)	(334,392)
ProFrac Holding Corp., Class A (a)	(51,968)	(434,452)
U.S. Silica Holdings, Inc. (a)	(40,674)	(504,764)
		(5,464,842)
Entertainment — (0.2)%
Cinemark Holdings, Inc. (a)	(65,341)	(1,174,178)
Roku, Inc. (a)	(2,380)	(155,104)
Sphere Entertainment Co. (a)	(22,061)	(1,082,754)
		(2,412,036)
Financial Services — (0.4)%
Affirm Holdings, Inc. (a)	(18,391)	(685,249)
Flywire Corp. (a)	(11,703)	(290,351)
Remitly Global, Inc. (a)	(73,331)	(1,520,885)
Toast, Inc., Class A (a)	(61,535)	(1,533,452)
Western Union Co.	(33,139)	(463,283)
		(4,493,220)
Food Products — (0.1)%
J M Smucker Co.	(829)	(104,346)
Lamb Weston Holdings, Inc.	(2,242)	(238,840)
Lancaster Colony Corp.	(3,232)	(671,060)
WK Kellogg Co.	(14,778)	(277,827)
		(1,292,073)
Gas Utilities — (0.0)%
Southwest Gas Holdings, Inc.	(1,290)	(98,208)

Ground Transportation — (0.2)%
ArcBest Corp.	(2,721)	(387,743)
Avis Budget Group, Inc.	(7,022)	(859,914)
Heartland Express, Inc.	(10,746)	(128,307)
Lyft, Inc., Class A (a)	(26,508)	(512,930)
Saia, Inc. (a)	(78)	(45,630)
		(1,934,524)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Health Care Equipment & Supplies — (0.3)%
Align Technology, Inc. (a)	(943)	$(309,228)
Atrion Corp.	(2,056)	(953,059)
ICU Medical, Inc. (a)	(503)	(53,982)
Inari Medical, Inc. (a)	(8,759)	(420,257)
Insulet Corp. (a)	(957)	(164,030)
Masimo Corp. (a)	(4,166)	(611,777)
Neogen Corp. (a)	(41,299)	(651,698)
Shockwave Medical, Inc. (a)	(1,155)	(376,103)
Tandem Diabetes Care, Inc. (a)	(10,472)	(370,813)
		(3,910,947)
Health Care Providers & Services — (0.0)%
agilon health, Inc. (a)	(15,628)	(95,331)
Henry Schein, Inc. (a)	(1,777)	(134,199)
Quest Diagnostics, Inc.	(331)	(44,060)
U.S. Physical Therapy, Inc.	(1,167)	(131,719)
		(405,309)
Health Care REITs — (0.0)%
Welltower, Inc.	(165)	(15,418)

Health Care Technology — (0.0)%
Teladoc Health, Inc. (a)	(9,596)	(144,900)

Hotels, Restaurants & Leisure — (1.0)%
Airbnb, Inc., Class A (a)	(2,087)	(344,272)
Brinker International, Inc. (a)	(8,389)	(416,766)
Carnival Corp. (a)	(13,598)	(222,191)
Cava Group, Inc. (a)	(14,672)	(1,027,774)
Cheesecake Factory, Inc.	(3,206)	(115,897)
Choice Hotels International, Inc.	(5,145)	(650,071)
Churchill Downs, Inc.	(10,963)	(1,356,671)
Cracker Barrel Old Country Store, Inc.	(2,889)	(210,117)
Domino’s Pizza, Inc.	(481)	(238,999)
Expedia Group, Inc. (a)	(1,822)	(250,980)
Hyatt Hotels Corp., Class A	(2,150)	(343,183)
Krispy Kreme, Inc.	(6,632)	(101,038)
Life Time Group Holdings, Inc. (a)	(3,633)	(56,384)
Light & Wonder, Inc. (a)	(2,058)	(210,101)
Marriott Vacations Worldwide Corp.	(724)	(77,996)
MGM Resorts International (a)	(35,308)	(1,666,891)
Norwegian Cruise Line Holdings Ltd. (a)	(75,991)	(1,590,492)
Penn Entertainment, Inc. (a)	(15,513)	(282,492)
Planet Fitness, Inc., Class A (a)	(19,306)	(1,209,135)
Sweetgreen, Inc.,Class A (a)	(45,716)	(1,154,786)
Vail Resorts, Inc.	(2,847)	(634,397)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Wynn Resorts Ltd.	(2,529)	$(258,540)
		(12,419,173)
Household Durables — (0.1)%
Tempur Sealy International, Inc.	(14,409)	(818,719)

Household Products — (0.0)%
WD-40 Co.	(1,789)	(453,172)

Independent Power & Renewable Electricity Producers — (0.0)%
Montauk Renewables, Inc. (a)	(34,305)	(142,709)
Ormat Technologies, Inc.	(3,122)	(206,645)
		(349,354)
Interactive Media & Services — (0.0)%
IAC, Inc. (a)	(2,346)	(125,136)
Snap, Inc., Class A (a)	(4,818)	(55,311)
Yelp, Inc. (a)	(1,151)	(45,349)
		(225,796)
IT Services — (0.0)%
Globant SA (a)	(82)	(16,556)

Leisure Products — (0.2)%
Acushnet Holdings Corp.	(10,318)	(680,472)
BRP, Inc.	(6,846)	(459,668)
Peloton Interactive, Inc., Class A (a)	(139,081)	(595,962)
YETI Holdings, Inc. (a)	(13,794)	(531,759)
		(2,267,861)
Life Sciences Tools & Services — (0.2)%
Azenta, Inc. (a)	(9,268)	(558,675)
Illumina, Inc. (a)	(1,423)	(195,406)
Repligen Corp. (a)	(4,760)	(875,459)
Revvity, Inc.	(1,695)	(177,975)
Sotera Health Co. (a)	(6,977)	(83,794)
Waters Corp. (a)	(126)	(43,373)
		(1,934,682)
Machinery — (0.3)%
Chart Industries, Inc. (a)	(4,111)	(677,164)
Hillman Solutions Corp. (a)	(5,132)	(54,604)
Kadant, Inc.	(1,685)	(552,849)
Lindsay Corp.	(2,261)	(266,029)
Mueller Industries, Inc.	(3,679)	(198,408)
Mueller Water Products, Inc., Class A	(2,673)	(43,009)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Toro Co.	(5,589)	$(512,120)
Wabash National Corp.	(47,513)	(1,422,539)
		(3,726,722)
Media — (0.0)%
Fox Corp., Class A	(9,647)	(301,662)

Metals & Mining — (0.2)%
Alpha Metallurgical Resources, Inc.	(4,092)	(1,355,148)
Coeur Mining, Inc. (a)	(107,000)	(403,390)
MP Materials Corp. (a)	(69,043)	(987,315)
		(2,745,853)
Office REITs — (0.0)%
Vornado Realty Trust	(8,155)	(234,619)

Oil, Gas & Consumable Fuels — (0.6)%
APA Corp.	(40,032)	(1,376,300)
Civitas Resources, Inc.	(3,559)	(270,164)
Clean Energy Fuels Corp. (a)	(366,902)	(983,297)
Comstock Resources, Inc.	(108,232)	(1,004,393)
New Fortress Energy, Inc.	(7,923)	(242,364)
Permian Resources Corp.	(26,341)	(465,182)
SM Energy Co.	(21,308)	(1,062,204)
Texas Pacific Land Corp.	(1,817)	(1,051,153)
W&T Offshore, Inc.	(571,509)	(1,514,499)
		(7,969,556)
Passenger Airlines — (0.1)%
American Airlines Group, Inc. (a)	(37,180)	(570,713)
United Airlines Holdings, Inc. (a)	(1,842)	(88,195)
		(658,908)
Personal Care Products — (0.1)%
Coty, Inc., Class A (a)	(27,924)	(333,971)
elf Beauty, Inc. (a)	(1,198)	(234,844)
Medifast, Inc.	(21,802)	(835,453)
		(1,404,268)
Pharmaceuticals — (0.1)%
Amphastar Pharmaceuticals, Inc. (a)	(7,691)	(337,712)
Prestige Consumer Healthcare, Inc. (a)	(4,476)	(324,778)
		(662,490)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Professional Services — (0.4)%
Clarivate PLC (a)	(1,833)	$(13,619)
Dayforce, Inc. (a)	(2,716)	(179,826)
ExlService Holdings, Inc. (a)	(15,501)	(492,932)
Fiverr International Ltd. (a)	(82,841)	(1,745,460)
Kforce, Inc.	(9,677)	(682,422)
Paycor HCM, Inc. (a)	(44,147)	(858,218)
Paylocity Holding Corp. (a)	(160)	(27,498)
TriNet Group, Inc.	(1,922)	(254,646)
Upwork, Inc. (a)	(67,793)	(831,142)
		(5,085,763)
Real Estate Management & Development — (0.0)%
eXp World Holdings, Inc.	(8,480)	(87,598)

Semiconductors & Semiconductor Equipment — (0.3)%
Entegris, Inc.	(4,844)	(680,776)
Impinj, Inc. (a)	(4,139)	(531,489)
Lattice Semiconductor Corp. (a)	(1,186)	(92,781)
MACOM Technology Solutions Holdings, Inc. (a)	(1,723)	(164,788)
MKS Instruments, Inc.	(2,068)	(275,044)
SolarEdge Technologies, Inc. (a)	(16,915)	(1,200,626)
Wolfspeed, Inc. (a)	(14,598)	(430,641)
		(3,376,145)
Software — (0.7)%
Alarm.com Holdings, Inc. (a)	(4,322)	(313,215)
Aspen Technology, Inc. (a)	(548)	(116,877)
Atlassian Corp., Class A (a)	(2,322)	(453,045)
Aurora Innovation, Inc. (a)	(109,826)	(309,709)
Bentley Systems, Inc., Class B	(9,945)	(519,328)
Bill Holdings, Inc. (a)	(7,058)	(485,026)
Clear Secure, Inc., Class A	(29,644)	(630,528)
Clearwater Analytics Holdings, Inc., Class A (a)	(20,523)	(363,052)
Confluent, Inc., Class A (a)	(9,282)	(283,287)
Gryphon Digital Mining, Inc. (a)	(6,555)	(9,767)
Intuit, Inc.	(1,381)	(897,650)
Klaviyo, Inc., Class A (a)	(2,554)	(65,076)
MicroStrategy, Inc., Class A (a)	(29)	(49,432)
Palantir Technologies, Inc., Class A (a)	(6,248)	(143,767)
Procore Technologies, Inc. (a)	(1,430)	(117,503)
Qualys, Inc. (a)	(900)	(150,183)
Riot Platforms, Inc. (a)	(127,233)	(1,557,332)
SentinelOne, Inc., Class A (a)	(587)	(13,683)
Sprout Social, Inc., Class A (a)	(19,118)	(1,141,536)
Unity Software, Inc. (a)	(24,792)	(661,946)
		(8,281,942)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Specialty Retail — (0.9)%
Academy Sports & Outdoors, Inc.	(6,954)	$(469,673)
Asbury Automotive Group, Inc. (a)	(3,981)	(938,640)
AutoNation, Inc. (a)	(2,948)	(488,130)
Bath & Body Works, Inc.	(13,065)	(653,511)
Best Buy Co., Inc.	(292)	(23,953)
Burlington Stores, Inc. (a)	(2,897)	(672,654)
Caleres, Inc.	(1,961)	(80,460)
Camping World Holdings, Inc., Class A	(30,561)	(851,124)
CarMax, Inc. (a)	(9,187)	(800,280)
Chewy, Inc., Class A (a)	(7,462)	(118,720)
Floor & Decor Holdings, Inc., Class A (a)	(3,084)	(399,748)
Gap, Inc.	(24,877)	(685,361)
Group 1 Automotive, Inc.	(685)	(200,177)
Leslie’s, Inc. (a)	(43,976)	(285,844)
Murphy USA, Inc.	(1,073)	(449,802)
Petco Health & Wellness Co., Inc. (a)	(90,611)	(206,593)
Restoration Hardware, Inc. (a)	(5,381)	(1,873,987)
Signet Jewelers Ltd.	(3,811)	(381,367)
Sonic Automotive, Inc., Class A	(5,730)	(326,266)
Tractor Supply Co.	(1,598)	(418,229)
Williams-Sonoma, Inc.	(1,554)	(493,442)
		(10,817,961)
Technology Hardware, Storage & Peripherals — (0.0)%
Super Micro Computer, Inc. (a)	(179)	(180,795)

Textiles, Apparel & Luxury Goods — (0.2)%
Columbia Sportswear Co.	(972)	(78,907)
NIKE, Inc., Class B	(4,023)	(378,082)
Oxford Industries, Inc.	(3,295)	(370,358)
PVH Corp.	(6,324)	(889,218)
Ralph Lauren Corp.	(110)	(20,654)
Tapestry, Inc.	(4,209)	(199,843)
Under Armour, Inc., Class A (a)	(4,038)	(29,800)
		(1,966,862)
Trading Companies & Distributors — (0.1)%
McGrath RentCorp	(158)	(19,493)
Rush Enterprises, Inc., Class A	(5,014)	(268,349)
Watsco, Inc.	(1,324)	(571,928)
		(859,770)
Total U.S. Common Stocks (Proceeds $(108,778,031))		(117,079,226)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Foreign Common Stocks — (2.9)%

Belgium — (0.0)%
Liberty Global Ltd., Class C (a)	(10,787)	$(190,283)

Brazil — (0.0)%
MercadoLibre, Inc. (a)	(215)	(325,071)

Canada — (0.6)%
Altus Group Ltd.	(10,500)	(402,156)
Aritzia, Inc. (a)	(9,080)	(250,705)
Aurora Cannabis, Inc. (a)	(93,700)	(410,203)
Awale Resources Ltd. (a)	(107,800)	(66,054)
Boyd Group Services, Inc.	(1,900)	(401,727)
Canadian Solar, Inc. (a)	(18,833)	(372,140)
CI Financial Corp.	(37,800)	(483,331)
Cogeco Communications, Inc.	(7,400)	(328,221)
Coveo Solutions, Inc. (a)	(78,800)	(598,032)
Cybin, Inc. (a)	(533,137)	(220,452)
Equinox Gold Corp. (a)	(67,500)	(407,128)
Global Atomic Corp. (a)	(47,800)	(80,105)
i-80 Gold Corp. (a)	(677,800)	(890,690)
Metro, Inc.	(13,600)	(730,126)
Organigram Holdings, Inc. (a)	(100,000)	(213,355)
Sandstorm Gold Ltd.	(84,100)	(440,818)
StorageVault Canada, Inc.	(51,182)	(194,972)
Thomson Reuters Corp.	(5,400)	(840,368)
Victoria Gold Corp. (a)	(114,300)	(558,611)
Vitalhub Corp. (a)	(4,500)	(19,999)
		(7,909,193)
Denmark — (0.2)%
Ambu AS, Class B (a)	(17,708)	(292,332)
Better Collective AS (a)	(16,805)	(451,366)
Chemometec AS	(9,588)	(592,428)
FLSmidth & Co. AS (a)	(10,038)	(502,157)
Netcompany Group AS (a) (c)	(23,459)	(973,669)
		(2,811,952)
Finland — (0.1)%
Orion OYJ, Class B	(2,622)	(97,761)
Stora Enso OYJ, Shares - R	(71,250)	(990,850)
		(1,088,611)
Jersey — (0.0)%
Arcadium Lithium PLC (a)	(6,564)	(28,291)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Shares	Value
Norway — (0.1)%
Kitron ASA	(100,613)	$(315,854)
Mowi ASA	(50,441)	(927,053)
		(1,242,907)
Sweden — (1.9)%
AAK AB	(28,217)	(670,476)
Addnode Group AB	(21,476)	(229,482)
AQ Group AB	(13,266)	(663,049)
Axfood AB	(36,224)	(1,053,137)
Betsson AB, Class B	(20,918)	(206,811)
Bilia AB, Shares - A	(27,902)	(357,005)
Bravida Holding AB (c)	(6,944)	(60,746)
Clas Ohlson AB, Shares - B	(50,718)	(687,054)
Elekta AB, Shares B	(49,881)	(375,869)
Embracer Group AB (a)	(21,079)	(45,891)
Evolution AB (c)	(9,112)	(1,131,415)
Fastighets AB Balder, Shares - B (a)	(49,734)	(364,783)
Hanza AB	(24,372)	(151,397)
Hexagon AB Shares B	(72,122)	(853,713)
Holmen AB, Shares - B (a)	(8,365)	(340,318)
Industrivarden AB, Shares - A	(52,615)	(1,810,027)
Instalco AB (e)	(121,397)	(479,165)
Investment AB Latour, Shares - B	(111,006)	(2,916,168)
L E Lundbergforetagen AB, Shares - B	(6,399)	(346,550)
Lifco AB, Shares - B	(64,779)	(1,689,319)
Munters Group AB (c)	(91,725)	(1,644,771)
NCAB Group AB	(140,390)	(920,073)
New Wave Group AB, Shares - B	(21,405)	(255,639)
Resurs Holding AB (c)	(42,486)	(61,576)
Sandvik AB	(65,884)	(1,461,840)
Sectra AB, Class B	(54,539)	(1,053,021)
SkiStar AB	(73,966)	(1,114,121)
Surgical Science Sweden AB (a)	(20,972)	(296,676)
Svenska Handelsbanken AB, Shares - A	(213,465)	(2,158,789)
Sweco AB, Shares - B	(21,390)	(240,486)
Truecaller AB, Class B (a)	(36,295)	(110,902)
		(23,750,269)
Total Foreign Common Stocks (Proceeds $(34,945,729))		(37,346,577)
Total Common Stocks (Proceeds $(143,723,760))		(154,425,803)
Total Securities Sold Short — (12.2)% (Proceeds $(143,723,760))		$(154,425,803)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at March 31, 2024	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
382	06/18/2024	U.S. Treasury Note 10 Year Futures	$42,258,507	$42,324,406	$65,899
241	06/18/2024	Ultra U.S. Treasury Note 10 Year Futures	27,495,478	27,620,859	125,381
					191,280
		Foreign Currency-Related
91	06/17/2024	Australian Dollar Currency Futures	6,024,124	5,945,030	(79,094)
236	06/17/2024	British Pound Currency Futures	18,866,234	18,624,825	(241,409)
471	06/17/2024	Euro Foreign Exchange Currency Futures	64,531,083	63,711,581	(819,502)
84	06/17/2024	Japanese Yen Currency Futures	7,160,381	7,019,775	(140,606)
116	06/17/2024	Swiss Franc Currency Futures	16,687,084	16,213,900	(473,184)
					(1,753,795)
		Equity-Related
1,842	06/21/2024	Eurex EURO STOXX 50 Index Futures	97,206,728	100,256,335	3,049,607
542	06/21/2024	MSCI China Index Futures	11,657,184	11,417,230	(239,954)
650	06/21/2024	MSCI Japan Index Futures	56,810,988	58,162,000	1,351,012
65	06/21/2024	Russell E-mini 1000 Value Index Futures	5,614,670	5,794,750	180,080
396	06/21/2024	U.S. MSCI Emerging Markets Index Futures	20,847,035	20,770,200	(76,835)
					4,263,910
		Short Financial Futures Contracts
		Equity-Related
(372)	06/21/2024	S&P 500 Index Futures	(96,690,139)	(98,738,100)	(2,047,961)
(557)	06/21/2024	U.S. MSCI EAFE Index Futures	(64,999,945)	(65,645,235)	(645,290)
					(2,693,251)
					$8,144

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
04/02/2024	Morgan Stanley Capital Services, Inc.	USD	3,381,291	DKK	23,236,000	$20,501
04/02/2024	Morgan Stanley Capital Services, Inc.	USD	1,751,912	EUR	1,616,000	8,490
05/31/2024	Morgan Stanley Capital Services, Inc.	USD	27,314,135	CAD	37,000,000	(50,884)
						$(21,893)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

Over-the-Counter Swap contracts

Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
07/29/2024	Goldman Sachs International	0.300%(l)	Bloomberg Commodity Index (1)	USD	Quarterly	$43,376,565	$791,596

(1) The following table represents the individual positions in the Bloomberg Commodity Index as of March 31, 2024:

Futures Contract	Maturity	% of Index	Notional amount
Cash		-0.34%	(148,445)
CBT Soybean Oil Futures	May-24	-0.22%	(93,626)
CBT Soybean Oil Futures	Jul-24	3.14%	1,363,964
CBT Corn Futures	May-24	-0.35%	(150,835)
CBT Corn Futures	Jul-24	5.15%	2,234,857
NYM WTI Crude Oil Futures	May-24	-32.05%	(13,902,611)
NYM WTI Crude Oil Futures	Jul-24	7.51%	3,257,121
NYM WTI Crude Oil Futures	Jul-24	30.95%	13,425,825
ICE BRENT Crude Oil Futures	Jul-24	7.71%	3,342,823
ICE BRENT Crude Oil Futures	Jul-24	-0.53%	(231,995)
NYB Cotton No 2 Futures	May-24	-6.92%	(3,000,963)
NYB Cotton No 2 Futures	Jul-24	1.66%	720,605
NYB Cotton No 2 Futures	Jul-24	6.85%	2,970,328
CMX Gold 100 oz Futures	Jun-24	14.45%	6,268,530
CMX Gold 100 oz Futures	Jun-24	-1.00%	(435,042)
CMX Copper Futures	May-24	-21.56%	(9,353,858)
CMX Copper Futures	Jul-24	5.19%	2,249,505
CMX Copper Futures	Jul-24	21.38%	9,272,441
NYM NY Harbor ULSD Futures	May-24	-0.14%	(61,081)
NYM NY Harbor ULSD Futures	Dec-24	2.01%	872,804
NYB Coffee ‘C’ Futures	May-24	-11.88%	(5,152,887)
NYB Coffee ‘C’ Futures	May-24	2.82%	1,225,166
NYB Coffee ‘C’ Futures	Jul-24	11.63%	5,046,099
CBT KC Hard Red Winter Wheat Futures	May-24	-0.11%	(47,070)
CBT KC Hard Red Winter Wheat Futures	Jul-24	1.55%	671,857
LME Primary Aluminum Futures	May-24	-16.26%	(7,054,683)
LME Primary Aluminum Futures	24-Jul	16.18%	7,018,192
LME Primary Aluminum Futures	24-Nov	4.03%	1,746,132
CME Live Cattle Futures	24-Jun	-0.23%	(101,677)
CME Live Cattle Futures	24-Oct	3.40%	1,474,214

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

CME Lean Hogs Futures	24-Jun	-0.17%	(71,749)
CME Lean Hogs Futures	24-Aug	2.42%	1,051,666
LME Lead Futures	24-May	-3.30%	(1,429,550)
LME Lead Futures	24-Jul	0.79%	344,014
LME Lead Futures	24-Jul	3.27%	1,418,024
LME Nickel Futures	24-May	-10.19%	(4,420,603)
LME Nickel Futures	24-Jul	10.11%	4,387,139
LME Nickel Futures	24-Nov	2.50%	1,084,510
LME Zinc Futures	24-May	-9.10%	(3,946,960)
LME Zinc Futures	24-Jul	9.05%	3,924,452
LME Zinc Futures	24-Nov	2.22%	963,358
NYM Natural Gas Futures	25-Jan	10.47%	4,542,622
NYM Natural Gas Futures	24-May	-20.76%	(9,006,538)
NYM Natural Gas Futures	24-Jul	27.10%	11,756,287
ICE Low Sulphur Gas Oil Futures	24-May	-11.55%	(5,010,691)
ICE Low Sulphur Gas Oil Futures	24-Jul	2.72%	1,180,306
ICE Low Sulphur Gas Oil Futures	24-Jul	11.22%	4,865,213
CBT Soybean Futures	24-May	-0.36%	(155,569)
CBT Soybean Futures	24-Jul	5.23%	2,267,469
NYB Sugar #11 (World)	25-Mar	2.71%	1,176,592
NYB Sugar #11 (World)	24-May	-0.19%	(83,171)
CMX Silver Futures	24-May	-18.50%	(8,023,804)
CMX Silver Futures	24-Jul	4.46%	1,933,023
CMX Silver Futures	24-Jul	18.37%	7,967,905
CBT Soybean Meal Futures	24-May	-0.21%	(89,869)
CBT Soybean Meal Futures	24-Jul	3.01%	1,307,581
CBT Wheat Futures	24-May	-9.91%	(4,298,813)
CBT Wheat Futures	24-Jul	10.02%	4,344,596
CBT Wheat Futures	24-Sep	2.50%	1,082,836
NYM Gasoline RBOB Futures	24-May	-10.89%	(4,725,350)
NYM Gasoline RBOB Futures	24-Jul	2.53%	1,096,439
NYM Gasoline RBOB Futures	24-Jul	10.42%	4,519,510
			43,376,565

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

	Number of Contracts	Value
Written Option Contracts — (0.0)%

Calls — (0.0)%
First Quantum Minerals, Ltd., Notional Amount $(2,508,000), Strike Price $20 Expiring 12/20/2024 (Canada)	(1,254)	$(111,092)
Hashicorp, Inc., Notional Amount $(346,500), Strike Price $35 Expiring 01/17/2025 (United States)	(99)	(22,770)
Vista Outdoor, Inc., Notional Amount $(1,576,000), Strike Price $40 Expiring 09/20/2024 (United States)	(394)	(35,460)
Total Calls (Premiums received $121,107)		$(169,322)

Puts — (0.0)%
SPDR S&P 500 ETF Trust, Notional Amount $(2,450,000), Strike Price $500 Expiring 04/19/2024 (United States)	(49)	(3,626)
Total Puts (Premiums received $4,900)		$(3,626)
Total Written Options (Premiums received $126,007)		$(172,948)

ADR	American Depositary Receipt
CAD	Canadian Dollar
CBT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LME	London Metals Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYB	New York Board of Trade
NYM	New York Mercantile Exchange
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At March 31, 2024 the aggregate value of these securities was $13,759,929, which represents 1.1% of net assets.
(d)	Security or a portion thereof was held on loan. As of March 31, 2024, the aggregate market value of securities on loan was $11,439,104; the total market value of collateral held by the Fund was $12,002,513. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $6,445,932.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(f)	Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $150,684,872, which represents 11.91% of the fund’s net assets.
(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

(h)	Restricted Securities. The following restricted securities were held by the fund as of March 31, 2024, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted:

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value

U.S. Common Stocks
Swiftmerge Acquisition Corp.		12/15/21	$21	$55,544
				55,544
Foreign Common Stocks
Somerset Energy Partners Corp.		04/08/22	31,072	43,254
				43,254
Warrants
Esports Technologies, Inc.		11/18/21	—	161
Gryphon Digital Mining, Inc.		07/28/21	—	—
Royal Helium, Ltd.		12/30/22	—	49,485
Royal Helium, Ltd.		06/02/23	—	38,472
Somerset Energy Partners Corp.		04/08/22	—	1,056
Swiftmerge Acquisition Corp.		12/15/21	9,258	518
				89,692
Convertible Bonds
Royal Helium Ltd.		06/02/23	319,565	316,710
Royal Helium Ltd.		12/30/22 - 6/30/23	187,813	230,335
Synaptive Medical, Inc		11/29/21	120,000	120,000
				667,045
Corporate Bonds
Trillion Energy International, Inc.		04/05/23	337,084	335,019
				335,019
Private Investment Funds
Bellus Ventures II, LP	California Carbon Allowances	10/01/21	12,701,545	16,637,122
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	21,111,895	25,949,038
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	604,698	851,698
Helikon Long Short Equity Fund ICAV	Long-Short European	01/01/21	6,996,742	21,940,542
Honeycomb Partners, LP	Long-Short Global	09/01/16-07/01/17	15,510,601	27,075,607
Northwest Feilong Fund, Ltd.	China Credit	05/01/20-03/04/24	20,000,000	22,451,578
QVT Roviant, LP	Multi-Strategy	01/05/16	1,109,188	4,130,313
Voloridge Fund, LP	Directional	04/01/20-01/01/2023	15,354,702	17,904,099
Voloridge Trading Aggressive Fund	Directional	12/01/2023	10,000,000	10,013,333
				146,953,330
Preferred Stocks
Synaptive Medical, Inc., Class B		02/03/20-12/29/23	129,999	185,712
				185,712
Disputed Claims Receipt
AMR Corp.		12/09/13	—	—
Total (11.7% of Net Assets)				$148,329,596

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

March 31, 2024

(i)	Portfolio holdings information of the Private Investment Funds is not available as of March 31, 2024. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(j)	Current yield as of March 31, 2024.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	The fund pays the floating rate.

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	March 31, 2024

1. Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its investors. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of March 31, 2024, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Objective

The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, LLC (“TAS”) Valuation Committee.

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value”. MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of March 31, 2024, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$727,801,326	$133,533,097	$520,702	$861,855,125
Rights	—	164,636	—	164,636
Warrants	27,304	748,300	1,056	776,660
Corporate Bonds	—	—	335,019	335,019
Convertible Bonds	—	1,504,819	436,710	1,941,529
U.S. Treasury Bonds/Notes	—	91,096,916	—	91,096,916
Exchange-Traded Funds and Mutual Funds	120,586,849	—	—	120,586,849
Private Investment Funds	—	—	146,953,330	146,953,330
Preferred Stocks*	—	2,092,738	185,712	2,278,450
Disputed Claims Receipt+	—	—	—	—
Purchased Options	492,878	11,984	—	504,862
Short-Term Investments	—	195,392,821	—	195,392,821
Unaffiliated Investment Company	5,556,581	—	—	5,556,581
Total Investments in Securities	854,464,938	424,545,311	148,432,529	1,427,442,778
Financial Futures Contracts - Interest Rate Risk	191,280	—	—	191,280
Financial Futures Contracts - Equity Risk	4,580,699	—	—	4,580,699
Forward Currency Contracts - Foreign Currency Risk	—	28,991	—	28,991
Total Return Equity Swap Contracts - Equity Risk	—	791,596	—	791,596
Total Other Financial Instruments	4,771,979	820,587	—	5,592,566
Total Assets	$859,236,917	$425,365,898	$148,432,529	$1,433,035,344
Liabilities
Common Stocks Sold Short*	(125,532,064)	(28,893,739)	—	(154,425,803)
Financial Futures Contracts - Equity Risk	(3,010,040)	—	—	(3,010,040)
Financial Futures Contracts - Foreign Currency Risk	(1,753,795)	—	—	(1,753,795)
Forward Currency Contracts - Foreign Currency Risk	—	(50,884)	—	(50,884)
Written Options - Equity Risk	(172,948)	—	—	(172,948)
Total Other Financial Instruments	(4,936,783)	(50,884)	—	(4,987,667)
Total Liabilities	$(130,468,847)	$(28,944,623)	$—	$(159,413,470)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 3/31/24 for the period ended 3/31/24
Common Stocks*	$618,491	$-	$(97,789)	$-	$-	$-	$-	$520,702	$(97,789)
Warrants	6,715	-	(5,659)	-	-	-	-	1,056	(2,272)
Private Investment Funds	155,057,479	8,762,669	(391,374)	5,000,000	(21,475,444)	-	-	146,953,330	(391,374)
Preferred Stocks	185,712	-	-	-	-	-	-	185,712	-
Disputed Claims Receipt*	-	-	-	-	-	-	-	-	-
Corporate Bonds	342,477	-	(7,458)	-	-	-	-	335,019	(7,458)
Convertible Bonds	443,761	-	(7,051)	-	-	-	-	436,710	(7,051)
Total	$156,654,635	$8,762,669	$(509,331)	$5,000,000	$(21,475,444)	$-	$-	$148,432,529	$(505,944)

*There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS’s fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.

The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt, Convertible Bonds and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS’s fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of March 31, 2024	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$477,448	Last market price	Discount(%)	20%-100%	77.44%
	43,254	Recent transaction price	Recent transaction price	$0.30	$0.30
Warrants	1,056	Black- Scholes pricing model	Volatility	35%	35%
Private Investment Funds	146,953,330	Adjusted net asset value	Manager estimated returns	(2.96)%-9.07%	1.96%
			Manager returns**	(6.14)%-1.08%	(0.22)%
Preferred Stocks	185,712	Recent transaction price	Recent transaction price	$2.08	$2.08
Disputed Claims Receipt	—	Corporate Action Model	Future claim awards	0.00%	0.00%
Convertible Bonds	436,710	Recent transaction price	Recent transaction price	$75.47-$100	$82.21
Corporate bonds	335,019	Recent transaction price	Recent transaction price	$73.62	$73.62

* Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt, Convertible Bonds and Corporate Bonds. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended March 31, 2024. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended March 31, 2024. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$16,637,122	quarterly	90 days
Multi-Strategy (b)	4,982,011	illiquid	N/A
Long-Short Global Healthcare (c)	25,949,038	quarterly	45 days
Long-Short European (d)	21,940,542	monthly	60 days
Long-Short Global (e)	27,075,607	quarterly	60 days
China Credit (f)	22,451,578	monthly	45 days
Directional (g)	27,917,432	monthly	30 days
Total	$146,953,330

(a)	This strategy is primarily comprised of investments in California Carbon Allowances.

(b)	This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $4,982,011 of redemption residuals.

(c)	This strategy is primarily comprised of long and short positions in global healthcare securities.

(d)	This strategy is primarily comprised of long and short positions in small and mid-cap European equities.

(e)	This strategy is primarily comprised of long and short positions in global common stocks.

(f)	This strategy is primarily comprised of Chinese convertible bonds.

(g)	This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4. Derivative and Other Financial Instruments

During the period ended March 31, 2024, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market”. Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.

At the end of the period, the fund maintained one total return swap contract to gain exposure to the total return of broad indices.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of March 31, 2024. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund’s derivative holdings as of March 31, 2024, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$11,984	0.01%	$492,878	0.04%	$—	—%	$504,862
Total Return Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	—	—%	—	—%	—
Total Return Basket Swap Contracts	Unrealized appreciation on swap contracts	—	—%	791,596	0.03%	—	—%	791,596
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	28,991	0.03%	—	—%	—	—%	28,991
Financial Futures Contracts	Due from broker for futures variation margin**	—	0.12%	4,580,699	0.34%	191,280	0.07%	4,771,979
Total Value - Assets		$40,975		$5,865,173		$191,280		$6,097,428
Liability Derivatives
Written Options	Written option, at value	$—	—%	$(172,948)	0.01%	$—	—%	$(172,948)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	—%	—	—%	—
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(50,884)	0.03%	—	—%	—	—%	(50,884)
Financial Futures Contracts	Due to broker for futures variation margin**	(1,753,795)	0.07%	(3,010,040)	0.34%	—	—%	(4,763,835)
Total Value - Liabilities		$(1,804,679)		$(3,182,988)		$—		$(4,987,667)

*The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2023 to and including March 31, 2024, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these two percentages.

** Includes appreciation (depreciation) on the date the contracts are opened through March 31, 2024.

5. Federal Tax Information

The cost of investments, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on investments at March 31, 2024, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$228,771,190	$(195,120,791)	$33,650,399	$1,420,248,895

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2024.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of March 31, 2024:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$154,537,144	$—	$(154,537,144)	$—
Total	$154,537,144	$—	$(154,537,144)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.